ORGANIZATION	12 Months Ended
Dec. 31, 2016
Organization [Abstract]
ORGANIZATION
ORGANIZATION

MONY Life Insurance Company of America (“MLOA”) is an Arizona stock life insurance corporation. MLOA’s primary business is providing life insurance and employee benefit products to both individuals and businesses. MLOA is a wholly-owned subsidiary of AXA Equitable Financial Services, LLC (“AEFS”). AEFS is a wholly-owned subsidiary of AXA Financial, Inc. (“AXA Financial” and together with its consolidated subsidiaries “AXA Financial Group”). AXA Financial is an indirect, wholly-owned subsidiary of AXA, a French holding company for the AXA Group, a worldwide leader in financial protection.